Schedule III - Real Estate and Accumulated Depreciation - Real Estate and Accumulated Depreciation (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Encumbrances		$ 148,922
Initial Cost of Land		175,770
Initial Cost of Building and Improvements		265,190
Cost Capitalized Subsequent to Acquisition, Improvements		14,931
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	166,921
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	272,605
Investment in Real Estate, Gross	[2]	439,526	[1]	$ 420,603	$ 292,076
Investment in Real Estate, Accumulated Depreciation		28,763	[3]	$ 21,348	$ 15,890
West 9th Street [Member]
Encumbrances	[4]	4,497
Initial Cost of Land	[4]	5,675
Initial Cost of Building and Improvements	[4]	0
Cost Capitalized Subsequent to Acquisition, Improvements	[4]	243
Cost Capitalized Subsequent to Acquisition, Cost	[4]	0
Land, Amount	[1],[4]	5,918
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1],[4]	0
Investment in Real Estate, Gross	[1],[4]	5,918
Investment in Real Estate, Accumulated Depreciation	[3],[4]	$ 60
Life Used for Depreciation (Year)	[4]	15 years
Crown Colony [Member]
Encumbrances	[4]	$ 0
Initial Cost of Land	[4]	3,030
Initial Cost of Building and Improvements	[4]	0
Cost Capitalized Subsequent to Acquisition, Improvements	[4]	19
Cost Capitalized Subsequent to Acquisition, Cost	[4]	0
Land, Amount	[1],[4]	2,954
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1],[4]	0
Investment in Real Estate, Gross	[1],[4]	2,954
Investment in Real Estate, Accumulated Depreciation	[3],[4]	$ 7
Life Used for Depreciation (Year)	[4]	15 years
Cincinnati Race Street [Member]
Encumbrances		$ 3,450
Initial Cost of Land		2,142
Initial Cost of Building and Improvements		2,358
Cost Capitalized Subsequent to Acquisition, Improvements		1,870
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,904
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	3,966
Investment in Real Estate, Gross	[1]	5,870
Investment in Real Estate, Accumulated Depreciation	[3]	$ 943
Cincinnati Race Street [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
Cincinnati Race Street [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
St Louis Washington [Member]
Encumbrances		$ 1,274
Initial Cost of Land		3,000
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		7
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,637
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	1,637
Investment in Real Estate, Accumulated Depreciation	[3]	$ 2
Life Used for Depreciation (Year)		15 years
St Paul Holiday Garage [Member]
Encumbrances		$ 3,814
Initial Cost of Land		1,673
Initial Cost of Building and Improvements		6,527
Cost Capitalized Subsequent to Acquisition, Improvements		385
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,673
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	6,912
Investment in Real Estate, Gross	[1]	8,585
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,145
St Paul Holiday Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
St Paul Holiday Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
Louisville Station [Member]
Encumbrances		$ 1,682
Initial Cost of Land		3,050
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		57
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	3,007
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	3,007
Investment in Real Estate, Accumulated Depreciation	[3]	$ 22
Life Used for Depreciation (Year)		15 years
Whitefront Garage [Member]
Encumbrances		$ 6,454
Initial Cost of Land		3,116
Initial Cost of Building and Improvements		8,380
Cost Capitalized Subsequent to Acquisition, Improvements		176
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	3,116
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	8,556
Investment in Real Estate, Gross	[1]	11,672
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,407
Whitefront Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
Whitefront Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
Cleveland Lincoln Garage [Member]
Encumbrances		$ 3,691
Initial Cost of Land		2,195
Initial Cost of Building and Improvements		5,122
Cost Capitalized Subsequent to Acquisition, Improvements		5,163
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,378
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	8,377
Investment in Real Estate, Gross	[1]	9,755
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,789
Cleveland Lincoln Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
Cleveland Lincoln Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
Houston Preston [Member]
Encumbrances		$ 1,627
Initial Cost of Land		2,800
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		20
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,820
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	2,820
Investment in Real Estate, Accumulated Depreciation	[3]	$ 7
Life Used for Depreciation (Year)		15 years
Houston San Jacinto [Member]
Encumbrances		$ 1,820
Initial Cost of Land		3,200
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		50
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	3,250
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	3,250
Investment in Real Estate, Accumulated Depreciation	[3]	$ 18
Life Used for Depreciation (Year)		15 years
M V P Detroit Center Garage [Member]
Encumbrances		$ 27,625
Initial Cost of Land		7,000
Initial Cost of Building and Improvements		48,000
Cost Capitalized Subsequent to Acquisition, Improvements		743
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	7,000
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	48,743
Investment in Real Estate, Gross	[1]	55,743
Investment in Real Estate, Accumulated Depreciation	[3]	$ 7,504
M V P Detroit Center Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Detroit Center Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
St Louis Broadway [Member]
Encumbrances		$ 1,671
Initial Cost of Land		2,400
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,400
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	2,400
Investment in Real Estate, Accumulated Depreciation	[3]	0
St Louis Seventh Cerre [Member]
Encumbrances		2,057
Initial Cost of Land		3,300
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	3,300
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	3,300
Investment in Real Estate, Accumulated Depreciation	[3]	0
M V P Preferred Parking [Member]
Encumbrances		11,257
Initial Cost of Land		15,800
Initial Cost of Building and Improvements		4,700
Cost Capitalized Subsequent to Acquisition, Improvements		720
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	15,230
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	5,250
Investment in Real Estate, Gross	[1]	20,480
Investment in Real Estate, Accumulated Depreciation	[3]	$ 857
M V P Preferred Parking [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Preferred Parking [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
M V P Raider Park Garage [Member]
Initial Cost of Land		$ 2,005
Initial Cost of Building and Improvements		9,057
Cost Capitalized Subsequent to Acquisition, Improvements		2,713
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,005
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	11,770
Investment in Real Estate, Gross	[1]	13,775
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,741
M V P Raider Park Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Raider Park Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
M V P P F Memphis Poplar2013 [Member]
Encumbrances		$ 1,800
Initial Cost of Land		3,658
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		24
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	3,670
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	12
Investment in Real Estate, Gross	[1]	3,682
Investment in Real Estate, Accumulated Depreciation	[3]	$ 17
Life Used for Depreciation (Year)		15 years
M V P P F St Louis2013 [Member]
Encumbrances		$ 3,700
Initial Cost of Land		5,041
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	5,041
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	5,041
Investment in Real Estate, Accumulated Depreciation	[3]	$ 36
Life Used for Depreciation (Year)		15 years
Mabley Place Garage [Member]
Encumbrances		$ 7,635
Initial Cost of Land		1,585
Initial Cost of Building and Improvements		19,018
Cost Capitalized Subsequent to Acquisition, Improvements		971
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,360
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	17,214
Investment in Real Estate, Gross	[1]	18,574
Investment in Real Estate, Accumulated Depreciation	[3]	$ 2,339
Mabley Place Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
Mabley Place Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
M V P Denver Sherman [Member]
Encumbrances		$ 264
Initial Cost of Land		705
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	705
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	705
Investment in Real Estate, Accumulated Depreciation	[3]	0
M V P Fort Worth Taylor [Member]
Encumbrances		11,189
Initial Cost of Land		2,845
Initial Cost of Building and Improvements		24,405
Cost Capitalized Subsequent to Acquisition, Improvements		5
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,845
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	24,410
Investment in Real Estate, Gross	[1]	27,255
Investment in Real Estate, Accumulated Depreciation	[3]	$ 3,169
M V P Fort Worth Taylor [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Fort Worth Taylor [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
MVP Milwaukee Old World [Member]
Encumbrances		$ 1,871
Initial Cost of Land		2,003
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		8
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,003
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	8
Investment in Real Estate, Gross	[1]	2,011
Investment in Real Estate, Accumulated Depreciation	[3]	$ 24
Life Used for Depreciation (Year)		15 years
M V P Houston Saks Garage [Member]
Encumbrances		$ 2,963
Initial Cost of Land		4,931
Initial Cost of Building and Improvements		5,221
Cost Capitalized Subsequent to Acquisition, Improvements		177
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	3,713
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	4,116
Investment in Real Estate, Gross	[1]	7,829
Investment in Real Estate, Accumulated Depreciation	[3]	$ 604
M V P Houston Saks Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Houston Saks Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
M V P Milwaukee Wells [Member]
Initial Cost of Land		$ 4,994
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	4,374
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	4,374
Investment in Real Estate, Accumulated Depreciation	[3]	$ 83
Life Used for Depreciation (Year)		15 years
M V P Wildwood N J Lot [Member]
Encumbrances	[5]	$ 1,000
Initial Cost of Land	[5]	1,631
Initial Cost of Building and Improvements	[5]	0
Cost Capitalized Subsequent to Acquisition, Improvements	[5]	0
Cost Capitalized Subsequent to Acquisition, Cost	[5]	0
Land, Amount	[1],[5]	696
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1],[5]	0
Investment in Real Estate, Gross	[1],[5]	696
Investment in Real Estate, Accumulated Depreciation	[3],[5]	0
M V P Indianapolis City Park [Member]
Initial Cost of Land		2,056
Initial Cost of Building and Improvements		8,557
Cost Capitalized Subsequent to Acquisition, Improvements		114
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,056
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	8,671
Investment in Real Estate, Gross	[1]	10,727
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,146
M V P Indianapolis City Park [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Indianapolis City Park [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
M V P Indianapolis W A Street Lot [Member]
Initial Cost of Land	[6]	$ 5,618
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	5,618
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	5,618
Investment in Real Estate, Accumulated Depreciation	[3]	$ 27
Life Used for Depreciation (Year)		15 years
M V P Minneapolis Venture [Member]
Encumbrances		$ 4,000
Initial Cost of Land		4,013
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		109
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	4,013
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	109
Investment in Real Estate, Gross	[1]	4,122
Investment in Real Estate, Accumulated Depreciation	[3]	1
M V P Indianapolis Meridian Lot [Member]
Encumbrances		938
Initial Cost of Land		1,573
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,523
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	1,523
Investment in Real Estate, Accumulated Depreciation	[3]	$ 7
Life Used for Depreciation (Year)		15 years
MVP Milwaukee Clybourn [Member]
Encumbrances		$ 191
Initial Cost of Land		257
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	257
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	257
Investment in Real Estate, Accumulated Depreciation	[3]	$ 3
Life Used for Depreciation (Year)		15 years
M V P Milwaukee Arena [Member]
Encumbrances		$ 1,977
Initial Cost of Land		4,631
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		22
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	4,641
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	12
Investment in Real Estate, Gross	[1]	4,653
Investment in Real Estate, Accumulated Depreciation	[3]	0
MVP Clarksburg Lot [Member]
Encumbrances		379
Initial Cost of Land		701
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	611
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	611
Investment in Real Estate, Accumulated Depreciation	[3]	$ 3
Life Used for Depreciation (Year)		15 years
M V P Denver1935 Sherman [Member]
Encumbrances		$ 703
Initial Cost of Land		2,533
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,533
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	2,533
Investment in Real Estate, Accumulated Depreciation	[3]	0
M V P Bridgeport Fairfield Garage [Member]
Encumbrances		3,664
Initial Cost of Land		498
Initial Cost of Building and Improvements		7,555
Cost Capitalized Subsequent to Acquisition, Improvements		12
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	498
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	7,567
Investment in Real Estate, Gross	[1]	8,065
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,027
M V P Bridgeport Fairfield Garage [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Bridgeport Fairfield Garage [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
Minneapolis City Parking [Member]
Encumbrances		$ 4,379
Initial Cost of Land		9,633
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	7,513
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	7,513
Investment in Real Estate, Accumulated Depreciation	[3]	$ 100
Life Used for Depreciation (Year)		15 years
M V P New Orleans Rampart [Member]
Initial Cost of Land		$ 8,105
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	7,835
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	7,835
Investment in Real Estate, Accumulated Depreciation	[3]	0
M V P Hawaii Marks [Member]
Initial Cost of Land		9,119
Initial Cost of Building and Improvements		11,715
Cost Capitalized Subsequent to Acquisition, Improvements		421
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	8,570
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	11,435
Investment in Real Estate, Gross	[1]	20,005
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1,406
M V P Hawaii Marks [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
M V P Hawaii Marks [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
One W7 Carpark [Member]
Initial Cost of Land		$ 2,995
Initial Cost of Building and Improvements		28,762
Cost Capitalized Subsequent to Acquisition, Improvements		18
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	2,995
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	28,780
Investment in Real Estate, Gross	[1]	31,775
Investment in Real Estate, Accumulated Depreciation	[3]	$ 988
One W7 Carpark [Member] | Maximum [Member]
Life Used for Depreciation (Year)		39 years
One W7 Carpark [Member] | Minimum [Member]
Life Used for Depreciation (Year)		15 years
Two Two Two W7 [Member]
Initial Cost of Land		$ 4,391
Initial Cost of Building and Improvements		23,879
Cost Capitalized Subsequent to Acquisition, Improvements		85
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	4,391
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	23,964
Investment in Real Estate, Gross	[1]	28,355
Investment in Real Estate, Accumulated Depreciation	[3]	$ 823
Life Used for Depreciation (Year)		39 years
Three Two Two Streeter [Member]
Encumbrances		$ 25,352
Initial Cost of Land		11,387
Initial Cost of Building and Improvements		27,035
Cost Capitalized Subsequent to Acquisition, Improvements		405
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	11,387
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	27,440
Investment in Real Estate, Gross	[1]	38,827
Investment in Real Estate, Accumulated Depreciation	[3]	$ 941
Life Used for Depreciation (Year)		39 years
Second Street [Member]
Encumbrances		$ 0
Initial Cost of Land		93
Initial Cost of Building and Improvements		0
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	93
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	0
Investment in Real Estate, Gross	[1]	93
Investment in Real Estate, Accumulated Depreciation	[3]	0
Denver1725 Champa Street Garage [Member]
Initial Cost of Land		7,414
Initial Cost of Building and Improvements		8,860
Cost Capitalized Subsequent to Acquisition, Improvements		362
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	7,414
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	9,222
Investment in Real Estate, Gross	[1]	16,636
Investment in Real Estate, Accumulated Depreciation	[3]	$ 275
Life Used for Depreciation (Year)		39 years
Bricktown [Member]
Initial Cost of Land		$ 1,314
Initial Cost of Building and Improvements		16,020
Cost Capitalized Subsequent to Acquisition, Improvements		32
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	1,314
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	16,052
Investment in Real Estate, Gross	[1]	17,366
Investment in Real Estate, Accumulated Depreciation	[3]	$ 241
Life Used for Depreciation (Year)		39 years
M V P St Louis Cardinal Lot D S T [Member]
Encumbrances		$ 6,000
Initial Cost of Land		11,660
Initial Cost of Building and Improvements		19
Cost Capitalized Subsequent to Acquisition, Improvements		0
Cost Capitalized Subsequent to Acquisition, Cost		0
Land, Amount	[1]	11,660
Investment in Real Estate and Accumulated Depreciation, Building and Improvements, Amount	[1]	19
Investment in Real Estate, Gross	[1]	11,679
Investment in Real Estate, Accumulated Depreciation	[3]	$ 1

[1]	The aggregate gross cost of property included above for federal income tax purposes approximately $413.3 million as of December 31, 2022.
[2]	This amount does not include intangible assets and construction in progress totaling approximately $10.1 million and $1.2 million, respectively, as of December 31, 2022 and approximately $9.8 million and $0.1 million as of December 31, 2021, respectively.
[3]	The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.
[4]	These properties are held by West 9th St. Properties II, LLC
[5]	Wildwood lot classified as held for sale at December 31, 2022
[6]	Property financed under the Revolving Credit Facility